Convertible Debt - Additional information (Detail)			9 Months Ended	12 Months Ended
	Aug. 01, 2024 CAD ($) $ / shares	Jun. 21, 2021 CAD ($)	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Sep. 11, 2024 USD ($)	Sep. 11, 2024 CAD ($)	Jun. 21, 2024 USD ($)	Jun. 21, 2024 CAD ($)	Dec. 31, 2021
Convertible Debt Facility [Member]
Debt Instrument [Line Items]
Debt instrument face value	$ 12,000,000
Debt instrument, maturity date, Description	The Convertible Debt Facility was to mature 24 months from August 1, 2024 (the closing date) and could be extended for an additional 12 months at the Lenders’ option.
Eupraxia Common Shares [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share | $ / shares	$ 4.84375
Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Debt related commitment fees and debt issuance costs					$ 355,582	$ 480,000
Convertible Debt [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Debt instrument face value		$ 10,000,000
Proceeds from convertible debt		$ 10,000,000
Long-Term Debt							$ 4,580,018	$ 6,204,092	$ 4,494,795	$ 6,161,016
Convertible Debt [Member] | Silicon Valley Bank [Member] | Canadian Prime Rate [Member]
Debt Instrument [Line Items]
Long term debt term											36 months
Long term debt term extendable at lenders discretion		48 months
Long term debt base rate				2.45%
Long term debt paid in kind interest rate percentage				7.00%
Convertible Debt [Member] | Silicon Valley Bank [Member] | Canadian Prime Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt base rate			7.20%
Convertible Debt [Member] | Silicon Valley Bank [Member] | Canadian Prime Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt base rate			6.45%